N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Talcott Resolution Life Insurance Co Separate Account 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Aug. 20, 2026
Amendment Flag	false
C000082531 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A	0.96%	8.18%	4.64%	5.62%
	Adviser: Boston Management and Research
	Subadviser: Eaton Vance Advisers International Ltd.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A	0.96%	8.18%	4.64%	5.62%
	Adviser: Boston Management and Research
	Subadviser: Eaton Vance Advisers International Ltd.

C000082531 [Member] | C000013484 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Eaton Vance Income Fund of Boston - Class A
Portfolio Company Adviser [Text Block]	Adviser: Boston Management and Research
Portfolio Company Subadviser [Text Block]	Subadviser: Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	8.18%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	5.62%